Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0001075531
Registrant Name	Booking Holdings Inc.
Registration File Number	333-297975
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES